August 2014
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and
U.S. Bank has not independently verified information received from any such third party.
DATES
Deanna Degnan
Account Administrator
312-332-7458
deanna.degnan@usbank.com
www.usbank.com/abs
190 South LaSalle Street
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Keycorp Real Estate Capital Markets, Inc.
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Payment Date:
Aug 15, 2014
Prior Payment:
Jul 17, 2014
Next Payment:
Sep 17, 2014
Record Date:
Jul 31, 2014
Determination Date:
Aug 11, 2014
First Payment Date:
Aug 17, 2012
Closing Date:
Jul 30, 2012
Cut-off Date:
Jul 1, 2012
Final Distribution Date:
Aug 17, 2045
Statement to Certificateholders Page 1
Historical Delinquency & Liquidation Summary Page 10
REO Status Report Page 12
Historical Liquidation Loss Loan Detail Page 13
Interest Shortfall Reconciliation Page 14
Defeased Loan Detail Page 15
Appraisal Reduction Report Page 16
Loan Level Detail Page 17
Historical Loan Modification Report Page 19
Material Breaches and Document Defects Page 20
Mortgage Loan Characteristics Page 21
Ratings Page 25
Revised: Aug 18, 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
August 2014
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expenses
Balance
A-1 0.91600% 86,000,000.00 58,692,284.38 1,519,172.67 44,801.78 1,563,974.45 0.00 0.00 57,173,111.71
A-2 1.97200% 221,800,000.00 221,800,000.00 0.00 364,491.33 364,491.33 0.00 0.00 221,800,000.00
A-3 2.82500% 149,600,000.00 149,600,000.00 0.00 352,183.33 352,183.33 0.00 0.00 149,600,000.00
A-4 3.17600% 489,820,000.00 489,820,000.00 0.00 1,296,390.27 1,296,390.27 0.00 0.00 489,820,000.00
A-S 3.79200% 59,204,000.00 59,204,000.00 0.00 187,084.64 187,084.64 0.00 0.00 59,204,000.00
B 4.44300% 32,984,000.00 32,984,000.00 0.00 122,123.26 122,123.26 0.00 0.00 32,984,000.00
PST 4.19509% 116,714,000.00 116,714,000.00 0.00 408,021.41 408,021.41 0.00 0.00 116,714,000.00
C 4.83471% 24,526,000.00 24,526,000.00 0.00 98,813.51 98,813.51 0.00 0.00 24,526,000.00
D 4.83471% 27,064,000.00 27,064,000.00 0.00 109,038.94 109,038.94 0.00 0.00 27,064,000.00
E 4.83471% 49,053,000.00 49,053,000.00 0.00 197,631.06 197,631.06 0.00 0.00 49,053,000.00
F 4.50000% 8,457,000.00 8,457,000.00 0.00 31,713.75 31,713.75 0.00 0.00 8,457,000.00
G 4.50000% 18,607,000.00 18,607,000.00 0.00 69,776.25 69,776.25 0.00 0.00 18,607,000.00
H 4.50000% 23,680,000.00 23,680,000.00 0.00 88,800.00 88,800.00 0.00 0.00 23,680,000.00
J 4.50000% 45,670,509.00 45,670,509.00 0.00 171,257.38 171,257.38 0.00 0.00 45,670,509.00
X-A 2.02398% 1,065,628,000.00 1,038,320,284.38 0.00 1,751,282.77 1,751,282.77 0.00 0.00 1,036,801,111.71
X-B 0.39171% 65,968,000.00 65,968,000.00 0.00 21,533.87 21,533.87 0.00 0.00 65,968,000.00
X-C 0.14564% 221,583,509.00 221,583,509.00 0.00 26,892.81 26,892.81 0.00 0.00 221,583,509.00
R 0.00000% 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
1,353,179,509.00 1,325,871,793.38 1,519,172.67 5,341,836.36 6,861,009.03 0.00 0.00 1,324,352,620.71
PAYMENT DETAIL

Revised: Aug 18, 2014
August 2014
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Beginning
Principal
Interest
Total
Collateral Support
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Deficit/TA Expense
Balance
A-1 61761AAW8 0.68246842 0.01766480 0.00052095 0.01818575 0.00000000 0.66480362
A-2 61761AAX6 1.00000000 0.00000000 0.00164333 0.00164333 0.00000000 1.00000000
A-3 61761AAY4 1.00000000 0.00000000 0.00235417 0.00235417 0.00000000 1.00000000
A-4 61761AAZ1 1.00000000 0.00000000 0.00264667 0.00264667 0.00000000 1.00000000
A-S 61761ABA5 1.00000000 0.00000000 0.00316000 0.00316000 0.00000000 1.00000000
B 61761ABB3 1.00000000 0.00000000 0.00370250 0.00370250 0.00000000 1.00000000
PST 61761ABC1 1.00000000 0.00000000 0.00349591 0.00349591 0.00000000 1.00000000
C 61761ABD9 1.00000000 0.00000000 0.00402893 0.00402893 0.00000000 1.00000000
D 61761AAG3 1.00000000 0.00000000 0.00402893 0.00402893 0.00000000 1.00000000
E 61761AAJ7 1.00000000 0.00000000 0.00402893 0.00402893 0.00000000 1.00000000
F 61761AAL2 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
G 61761AAN8 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
H 61761AAQ1 1.00000000 0.00000000 0.00375000 0.00375000 0.00000000 1.00000000
J 61761AAS7 1.00000000 0.00000000 0.00374985 0.00374985 0.00000000 1.00000000
X-A 61761AAA6 0.97437406 0.00000000 0.00164343 0.00164343 0.00000000 0.97294845
X-B 61761AAC2 1.00000000 0.00000000 0.00032643 0.00032643 0.00000000 1.00000000
X-C 61761AAE8 1.00000000 0.00000000 0.00012137 0.00012137 0.00000000 1.00000000
R 61761AAU2 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
FACTOR DETAIL

Revised: Aug 18, 2014
August 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Collateral
Trust
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
A-1 58,692,284.38 1,519,172.67 0.00 0.00 0.00 57,173,111.71
A-2 221,800,000.00 0.00 0.00 0.00 0.00 221,800,000.00
A-3 149,600,000.00 0.00 0.00 0.00 0.00 149,600,000.00
A-4 489,820,000.00 0.00 0.00 0.00 0.00 489,820,000.00
A-S 59,204,000.00 0.00 0.00 0.00 0.00 59,204,000.00
B 32,984,000.00 0.00 0.00 0.00 0.00 32,984,000.00
PST 116,714,000.00 0.00 0.00 0.00 0.00 116,714,000.00
C 24,526,000.00 0.00 0.00 0.00 0.00 24,526,000.00
D 27,064,000.00 0.00 0.00 0.00 0.00 27,064,000.00
E 49,053,000.00 0.00 0.00 0.00 0.00 49,053,000.00
F 8,457,000.00 0.00 0.00 0.00 0.00 8,457,000.00
G 18,607,000.00 0.00 0.00 0.00 0.00 18,607,000.00
H 23,680,000.00 0.00 0.00 0.00 0.00 23,680,000.00
J 45,670,509.00 0.00 0.00 0.00 0.00 45,670,509.00
Totals:
1,325,871,793.38 1,519,172.67 0.00 0.00 0.00 1,324,352,620.71
PRINCIPAL DETAIL

Revised: Aug 18, 2014
August 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Pass
Through Certificates, Series 2012-C5
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Premium
Charges
Amount
Shortfall
A-1 44,801.78 0.00 0.00 0.00 0.00 0.00 44,801.78 0.00
A-2 364,491.33 0.00 0.00 0.00 0.00 0.00 364,491.33 0.00
A-3 352,183.33 0.00 0.00 0.00 0.00 0.00 352,183.33 0.00
A-4 1,296,390.27 0.00 0.00 0.00 0.00 0.00 1,296,390.27 0.00
A-S 187,084.64 0.00 0.00 0.00 0.00 0.00 187,084.64 0.00
B 122,123.26 0.00 0.00 0.00 0.00 0.00 122,123.26 0.00
PST 408,021.41 0.00 0.00 0.00 0.00 0.00 408,021.41 0.00
C 98,813.51 0.00 0.00 0.00 0.00 0.00 98,813.51 0.00
D 109,038.94 0.00 0.00 0.00 0.00 0.00 109,038.94 0.00
E 197,631.06 0.00 0.00 0.00 0.00 0.00 197,631.06 0.00
F 31,713.75 0.00 0.00 0.00 0.00 0.00 31,713.75 0.00
G 69,776.25 0.00 0.00 0.00 0.00 0.00 69,776.25 0.00
H 88,800.00 0.00 0.00 0.00 0.00 0.00 88,800.00 0.00
J 171,264.41 0.00 0.00 7.03 0.00 0.00 171,257.38 271.73
X-A 1,751,282.77 0.00 0.00 0.00 0.00 0.00 1,751,282.77 0.00
X-B 21,533.87 0.00 0.00 0.00 0.00 0.00 21,533.87 0.00
X-C 26,892.81 0.00 0.00 0.00 0.00 0.00 26,892.81 0.00
R 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals:
5,341,843.38 0.00 0.00 7.03 0.00 0.00 5,341,836.36 271.73
INTEREST DETAIL

Revised: Aug 18, 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
August 2014
Pass
Through Certificates, Series 2012-C5
Interest
Fees
Scheduled Interest
5,404,297.86
Master Servicing Fee
58,686.84
Interest Adjustments
0.00
Certificate Administrator Fee
2,340.48
Deferred Interest
0.00
Trustee Fee
1,598.38
Net Prepayment Shortfall
0.00
Custodian Fee
742.10
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
1,427.15
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
0.00
Interest Collections
5,404,297.86
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,519,172.67
Fee Distributions
62,454.47
Unscheduled Principal
0.00
Principal Adjustments
0.00
Principal Collections
1,519,172.67
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
7.03
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other
Other Expenses or Shortfalls
0.00
Yield Maintenance
0.00
Additional Trust Fund Expenses
7.03
Prepayment Premium
0.00
Other Collections
0.00
Payments to Certificateholders
Interest Distribution
5,341,836.36
Principal Distribution
1,519,172.67
Yield Maintenance
0.00
Prepayment Premium
0.00
Available Distribution Amount
6,861,009.03
Total Collections
6,923,470.53
Total Distribution
6,923,470.53
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Revised: Aug 18, 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
August 2014
Pass
Through Certificates, Series 2012-C5
Interest Accrual Period
7/1/2014-7/31/2014
P&I Advances:
Master
Servicer
Trustee
Principal
25,870.85 0.00
Stated Principal Balance
Interest
98,849.99 0.00
Beginning
Ending
Total Current Advances
124,720.84 0.00
1,325,871,792.25 1,324,352,619.58
Cumulative Advances
124,720.84 0.00
TA Unused Fees Reserve Account
Interest on Advances
7.03 0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00 0.00 0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00 0.00 0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0 0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0 0.00
ADDITIONAL RECONCILIATION DETAIL

Revised: Aug 18, 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
August 2014
Pass
Through Certificates, Series 2012-C5
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
CURRENT LOAN MODIFICATION REPORT
Comments

Revised: Aug 18, 2014
August 2014
Pass
Through Certificates, Series 2012-C5
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
Liq Proceeds
Liq Proceeds
and Other
and Other Amt
Loss on
Loan ID
Amounts Rec'd
Alloc to Certs
Mortgage Loans
Totals:
REO ADDITIONAL DETAIL
REO Property with Final Recovery Determination

Revised: Aug 18, 2014
Morgan Stanley Bank Of America Merrill Lynch Trust 2012-C5, Commercial Mortgage
August 2014
Pass
Through Certificates, Series 2012-C5
Curr Beg Sch
Aggregate
Prior
Amt Covered Int (Shortage)/
Mod Adj/ Addt'l (Recov)
Real'd Loss
Recov of (Recov)/Real'd
Distribution
Bal of Loan Realized Loss
Real'd Loss
by OC/other Excess Appl'd
Appraisal
Exp Appl'd Appl'd to Cert
Real'd Loss Loss Appl'd to
Date
Loan ID
at Liquidation
on Loans Appl'd to Cert Credit Support to Real'd Loss Reduction Adj to Real'd Loss
to Date Paid as Cash
to Cert Int
Totals:
HISTORICAL BOND/COLLATERAL REALIZED LOSS RECONCILIATION

Revised: Aug 18, 2014
August 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
August 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
July 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
June 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
May 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
April 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
March 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
February 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
January 2014
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
December 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
November 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
October 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
September 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
August 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Revised: Aug 18, 2014
August 2014
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Month
Count
Balance Count
Balance Count
Balance
Count
Balance
Count
Balance
30 Days Delinq
60 Days Delinq
90+ Days Delinq
Prepayments
REO
Bankruptcy
Foreclosure
Count
Balance Count
Balance
(1) (1) (1)
July 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
June 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
May 2013
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Revised: Aug 18, 2014
August 2014
REO STATUS REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
State
Ending
Scheduled Loan
Amount
Total Exposure
Most Recent
Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
Liquidation/
Prepayment
Date
Net Proceed on
Liquidation
Other Revenues
Collected
Appraisal
Reduction
Amount
Count:
Totals:

Revised: Aug 18, 2014
August 2014
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Current
Beginning
Scheduled
Balance
Most Recent
Value
Liquidation
Sales Price
Net Proceeds
Received on
Liquidation
Liquidation
Expense
Net Proceeds
Available for
Distribution
Realized Loss
to Trust
Date of
Current Period
Adjustment to
Trust
Current Period
Adjustment to
Trust
Loss to Loan
with Cumulative
Adjustment to
Trust
Loan ID
Count:
Totals:

Revised: Aug 18, 2014
August 2014
INTEREST SHORTFALL RECONCILIATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
Excess
(Shortfall)
Non-
Recoverable
(Scheduled
Interest)
Reimbursed
Interest on
Advances
Modified
Interest Rate
(Reduction)/
Excess
Current Month
Outstanding
Other
(Shortfalls)/
Refunds
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00 0.00 0.00 0.00 0.00 0.00 7.03 0.00 0.00 15,361,675.55 0.00 0.00 883240165
15,361,675.55
Count:
Totals:
1
0.00 0.00 0.00 0.00 0.00 0.00 7.03 0.00 0.00 0.00 0.00
Total Interest Shortfall hitting the Trust:
7.03

Revised: Aug 18, 2014
August 2014
DEFEASED LOAN DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status
Count:
Totals:

Revised: Aug 18, 2014
August 2014
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

Revised: Aug 18, 2014
August 2014
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
883415187 Office
MD 07/10/2027 N 179,699,636.26 4.550 1,005,613.74 0.00 08/10/2014 0.00 0 705,250.00 0.00
883415422 Retail
FL 06/01/2022 N 100,000,000.00 3.930 338,416.67 0.00 08/01/2014 0.00 0 338,416.67 0.00
883415624 Office
CO 07/01/2022 N 87,124,087.43 4.673 465,314.58 0.00 08/01/2014 0.00 0 351,044.73 0.00
883414312 Retail
IN 04/01/2022 N 84,000,000.00 4.807 347,706.33 0.00 08/01/2014 0.00 0 347,706.33 0.00
883415676 Other
NY 05/01/2030 N 64,000,000.00 3.630 200,053.33 0.00 08/01/2014 0.00 0 200,053.33 0.00
883240017 Office
CO 06/07/2017 N 46,033,765.88 4.630 259,808.07 0.00 08/05/2014 0.00 0 183,836.96 0.00
883240025 Lodging
CA 04/01/2017 N 42,738,008.12 6.240 293,277.86 0.00 08/01/2014 0.00 0 229,985.65 0.00
883415038 Lodging
NY 05/01/2022 N 38,711,379.01 5.048 215,903.60 0.00 08/01/2014 0.00 0 168,480.21 0.00
883240033 Retail
Va 07/10/2022 N 38,256,285.79 4.750 206,050.70 0.00 08/10/2014 0.00 0 156,680.77 0.00
883240041 Lodging
CA 05/10/2022 N 34,794,808.12 4.850 189,969.06 0.00 08/10/2014 0.00 0 145,502.36 0.00
883240058 Office
Va 06/10/2017 N 34,354,999.53 4.850 187,330.60 0.00 08/10/2014 0.00 0 143,662.21 0.00
883415000 Mobile Home
VA 07/01/2022 N 26,600,082.65 4.548 140,123.87 0.00 08/01/2014 0.00 0 104,315.03 0.00
883415477 Retail
IL 07/01/2022 N 26,553,761.43 4.560 140,065.43 0.00 08/01/2014 0.00 0 104,407.79 0.00
883240066 Retail
CA 05/10/2022 N 24,105,339.89 4.500 126,671.22 0.00 08/10/2014 0.00 0 93,536.59 0.00
883240074 Retail
IN 07/10/2022 N 22,679,120.66 4.200 114,919.04 0.00 08/10/2014 0.00 0 82,141.37 0.00
883414994 Office
UT 05/01/2022 N 21,296,369.74 5.085 119,246.25 0.00 08/01/2014 0.00 0 93,364.81 0.00
883240082 Retail
Va 02/10/2022 N 20,006,128.76 5.450 116,883.78 0.00 08/10/2014 0.00 0 93,997.28 0.00
883240090 Industrial
OH 07/10/2017 N 19,618,506.54 4.800 106,244.73 0.00 08/10/2014 0.00 0 81,193.37 0.00
883240108 Mixed Use
CA 07/10/2022 N 19,082,261.91 4.500 111,166.50 0.00 08/10/2014 0.00 0 74,087.45 0.00
883240124 Multifamily
FL 07/10/2022 N 16,779,976.87 4.500 85,123.13 0.00 08/10/2014 0.00 0 65,100.00 0.00
883240116 Office
TX 07/05/2022 N 16,709,742.31 4.400 85,129.35 0.00 08/05/2014 0.00 0 63,393.71 0.00
883240132 Retail
MI 07/10/2022 N 15,969,414.89 4.640 84,981.25 0.00 08/10/2014 0.00 0 63,890.95 0.00
883240140 Lodging
VA 06/10/2022 N 15,957,526.48 4.750 86,071.81 0.00 08/10/2014 0.00 0 65,355.45 0.00
883240157 Retail
IL 06/10/2022 N 15,473,965.16 4.750 83,463.57 0.00 08/10/2014 0.00 0 63,374.98 0.00
883240165 Office
CA 06/10/2022 N 15,361,675.55 4.550 78,487.72 0.00 08/10/2014 0.00 0 60,259.32 0.00
883240173 Lodging
OR 05/10/2017 N 13,033,756.55 5.360 74,072.33 0.00 08/10/2014 0.00 0 60,221.95 0.00
883240181 Lodging
NY 05/10/2022 N 10,977,282.51 5.100 67,899.57 0.00 08/10/2014 0.00 0 48,294.66 0.00
883415443 Mobile Home
DE 07/01/2022 N 10,954,397.61 4.548 57,705.55 0.00 08/01/2014 0.00 0 42,958.83 0.00
883415590 Lodging
LA 07/01/2019 N 10,843,080.72 5.300 61,083.51 0.00 08/01/2014 0.00 0 49,539.30 0.00
883415039 Retail
FL 04/01/2022 N 10,645,912.76 5.260 60,810.55 0.00 08/01/2014 0.00 0 48,276.84 0.00
883240199 Office
CA 04/10/2022 N 10,453,903.04 5.180 57,526.98 0.00 08/10/2014 0.00 0 46,678.61 0.00
883413532 Industrial
Va 05/01/2022 N 10,000,000.00 5.387 46,388.06 0.00 08/01/2014 0.00 0 46,388.06 0.00
883412389 Industrial
Va 08/01/2022 N 9,983,353.44 5.250 71,427.48 0.00 08/01/2014 0.00 0 45,251.41 0.00
883240249 Lodging
MD 07/10/2022 N 9,605,966.36 5.500 61,408.75 0.00 08/10/2014 0.00 0 45,569.94 0.00
883240256 Lodging
LA 05/10/2022 N 9,585,807.40 5.700 62,608.84 0.00 08/10/2014 0.00 0 47,126.33 0.00
883412712 Multifamily
TX 07/01/2021 N 9,296,245.01 5.452 54,783.76 0.00 08/01/2014 0.00 0 43,695.86 0.00
883240272 Retail
MI 04/10/2022 N 9,011,696.54 5.450 52,513.00 0.00 08/10/2014 0.00 0 42,340.13 0.00
883240264 Lodging
PA 06/10/2022 N 8,995,955.82 5.300 64,957.48 0.00 08/10/2014 0.00 0 41,165.13 0.00
883240280 Retail
NY 04/10/2022 N 8,963,160.17 5.510 51,157.49 0.00 08/10/2014 0.00 0 42,568.46 0.00
883414933 Retail
TX 05/01/2022 N 8,814,704.82 5.101 49,441.17 0.00 08/01/2014 0.00 0 38,765.73 0.00
883415572 Retail
MD 07/01/2022 N 8,271,373.30 4.570 43,677.93 0.00 08/01/2014 0.00 0 32,593.77 0.00

Revised: Aug 18, 2014
August 2014
LOAN LEVEL DETAIL
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Property
Type
Transfer
Date
State *
Maturity
Date
Neg Am
(Y/N)
End Schedule
Balance
Note
Rate
Sched
P&I
Prepay
Liquid/Adj
Prepay
Date
Paid Thru
Date
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
883414837 Retail
CA 05/01/2022 N 8,011,287.34 4.650 42,797.85 0.00 07/01/2014 0.00 B 32,121.28 0.00
883415441 Mobile Home
DE 07/01/2022 N 7,351,295.62 4.548 38,725.14 0.00 08/01/2014 0.00 0 28,828.88 0.00
883414839 Office
TX 07/01/2022 N 7,205,731.57 5.080 40,222.82 0.00 08/01/2014 0.00 0 31,558.97 0.00
883415143 Lodging
UT 07/01/2022 N 7,173,909.09 4.860 43,234.67 0.00 08/01/2014 0.00 0 30,077.87 0.00
883240298 Mixed Use
CA 07/10/2022 N 6,742,222.65 4.650 34,805.48 0.00 07/10/2014 0.00 B 27,028.13 0.00
883240306 Office
TX 05/10/2022 N 6,440,833.67 5.170 36,392.73 0.00 08/10/2014 0.00 0 28,708.44 0.00
883240314 Retail
CO 07/10/2022 N 6,062,515.15 5.000 33,551.35 0.00 07/10/2014 0.00 B 26,134.43 0.00
883415317 Lodging
TN 06/01/2022 N 5,828,148.69 5.050 35,820.29 0.00 08/01/2014 0.00 0 25,389.71 0.00
883415087 Self Storage
MD 06/01/2022 N 5,332,243.62 5.138 29,990.79 0.00 08/01/2014 0.00 0 23,620.11 0.00
883240322 Self Storage
CA 04/10/2022 N 5,177,445.59 5.250 29,542.90 0.00 08/10/2014 0.00 0 23,433.99 0.00
883415329 Retail
CA 07/01/2022 N 4,974,604.25 4.950 27,382.40 0.00 08/01/2014 0.00 0 21,230.47 0.00
883414830 Other
NY 07/01/2022 N 4,915,839.80 4.020 24,407.02 0.00 08/01/2014 0.00 0 17,042.49 0.00
883240330 Lodging
NC 07/10/2022 N 4,899,042.92 5.500 31,318.46 0.00 08/10/2014 0.00 0 23,240.67 0.00
883240348 Retail
CA 07/10/2022 N 4,842,567.77 4.750 26,082.37 0.00 08/10/2014 0.00 0 19,833.01 0.00
883240389 Office
MI 03/10/2022 N 4,667,674.34 5.820 35,304.28 0.00 08/10/2014 0.00 0 23,452.23 0.00
883240413 Retail
TX 07/10/2022 N 4,362,356.58 4.900 23,882.70 0.00 08/10/2014 0.00 0 18,429.73 0.00
883415242 Retail
MN 06/01/2022 N 4,353,038.91 4.785 23,569.15 0.00 08/01/2014 0.00 0 17,959.45 0.00
883415232 Retail
PA 05/01/2022 N 4,208,951.48 4.910 23,128.99 0.00 08/01/2014 0.00 0 17,818.14 0.00
883415439 Mobile Home
DE 07/01/2022 N 4,135,103.81 4.548 21,782.89 0.00 08/01/2014 0.00 0 16,216.25 0.00
883240439 Retail
TX 07/10/2022 N 3,600,000.00 4.850 15,035.00 0.00 07/10/2014 0.00 A 15,035.00 0.00
883240421 Lodging
TX 04/10/2022 N 3,595,456.05 5.990 24,138.38 0.00 08/10/2014 0.00 0 18,574.26 0.00
883415584 Other
FL 07/01/2022 N 3,579,424.69 4.570 18,901.56 0.00 08/01/2014 0.00 0 14,104.91 0.00
883240447 Retail
NC 07/10/2025 N 3,437,905.00 5.200 19,438.53 0.00 08/10/2014 0.00 0 15,412.20 0.00
883415523 Office
NJ 07/01/2017 N 2,936,018.93 5.100 16,424.23 0.00 08/01/2014 0.00 0 12,909.45 0.00
883240454 Retail
WA 04/10/2022 N 2,916,840.68 6.000 17,986.52 0.00 08/10/2014 0.00 0 15,085.33 0.00
883240397 Retail
IN 09/10/2021 N 2,392,193.06 6.000 18,627.21 0.00 08/10/2014 0.00 0 12,391.88 0.00
883415294 Self Storage
TX 06/01/2017 N 2,216,451.09 5.603 14,327.86 0.00 08/01/2014 0.00 0 10,711.39 0.00
883240462 Retail
TX 05/10/2022 N 2,136,375.30 5.590 12,615.87 0.00 08/10/2014 0.00 0 10,294.85 0.00
883240470 Retail
CO 05/10/2022 N 1,938,201.99 5.260 11,056.46 0.00 08/10/2014 0.00 0 8,789.25 0.00
883240405 Retail
AZ 09/10/2021 N 1,932,156.08 6.000 15,045.05 0.00 08/10/2014 0.00 0 10,008.83 0.00
883240488 Retail
NY 05/10/2022 N 1,643,344.83 5.910 12,446.85 0.00 08/10/2014 0.00 0 8,383.93 0.00
1,324,352,619.58 6,923,470.44 0.00 0.00 72
Totals:
Count:
5,404,297.86 0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90+ Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 7 = Foreclosure in Process; 9 = REO.
* If Property Type field is blank, loan has various property types. If State field is blank or 'XX', loan has properties in multiple states.

Revised: Aug 18, 2014
August 2014
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Old P&I
Modified
Payment
Amount
Old Maturity
Date
Maturity
Date
Total Months
for Change of
Modification
Modification Code
Count:
Totals:

Revised: Aug 18, 2014
August 2014
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Disclosure Control #
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

Revised: Aug 18, 2014
August 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0M to 4.9M
21 73,683,547.56 5.56%
5M to 9.9M
19 147,853,895.85 11.16%
10M to 14.9M
7 76,908,333.19 5.81%
15M to 19.9M
8 134,953,069.71 10.19%
20M to 24.9M
4 88,086,959.05 6.65%
25M to 29.9M
2 53,153,844.08 4.01%
30M to 34.9M
2 69,149,807.65 5.22%
35M to 39.9M
2 76,967,664.80 5.81%
40M to 44.9M
1 42,738,008.12 3.23%
45M to 49.9M
1 46,033,765.88 3.48%
60M to 64.9M
1 64,000,000.00 4.83%
80M to 84.9M
1 84,000,000.00 6.34%
85M to 89.9M
1 87,124,087.43 6.58%
100M to 104.9M
1 100,000,000.00 7.55%
175M to 179.9M
1 179,699,636.26 13.57%
Total
72
1,324,352,619.58
100.00%
Remaining Principal Balance
0
2
4
6
8
10
12
14
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
60
M
t
o
64.9M
80
M
t
o
84.9M
85
M
t
o
89.9M
10
0M
to
10
4.9M
17
5M
to
17
9.9M
Count
Balance ($)
%
3.500% - 3.740%
1 64,000,000.00 4.83%
3.750% - 3.990%
1 100,000,000.00 7.55%
4.000% - 4.240%
2 27,594,960.46 2.08%
4.250% - 4.490%
1 16,709,742.31 1.26%
4.500% - 4.740%
17 506,355,107.78 38.23%
4.750% - 4.990%
14 275,971,519.70 20.84%
5.000% - 5.240%
12 127,497,035.75 9.63%
5.250% - 5.490%
11 108,931,777.18 8.23%
5.500% - 5.740%
6 37,406,803.24 2.82%
5.750% - 5.990%
3 9,906,475.22 0.75%
6.000% - 6.240%
4 49,979,197.94 3.77%
Total
72
1,324,352,619.58
100.00%
Gross Rate
Total Weighted Average Rate: 4.73%
0
5
10
15
20
25
30
35
40
3.500% -
3.740%
3.750% -
3.990%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%

Revised: Aug 18, 2014
August 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
MARYLAND
4 202,909,219.54 15.32%
CALIFORNIA
11 176,284,124.23 13.31%
VIRGINIA
7 155,158,376.65 11.72%
COLORADO
4 141,158,570.45 10.66%
FLORIDA
4 131,005,314.32 9.89%
NEW YORK
6 129,211,006.32 9.76%
INDIANA
3 109,071,313.72 8.24%
TEXAS
10 64,377,896.40 4.86%
ILLINOIS
2 42,027,726.59 3.17%
MICHIGAN
3 29,648,785.77 2.24%
UTAH
2 28,470,278.83 2.15%
DELAWARE
3 22,440,797.04 1.69%
LOUISIANA
2 20,428,888.12 1.54%
OHIO
1 19,618,506.54 1.48%
PENNSYLVANIA
2 13,204,907.30 1.00%
OREGON
1 13,033,756.55 0.98%
NORTH CAROLINA
2 8,336,947.92 0.63%
TENNESSEE
1 5,828,148.69 0.44%
MINNESOTA
1 4,353,038.91 0.33%
NEW JERSEY
1 2,936,018.93 0.22%
WASHINGTON
1 2,916,840.68 0.22%
ARIZONA
1 1,932,156.08 0.15%
Total
72
1,324,352,619.58
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
M
ARY
LA
ND
CALIFORNIA
VIRGINIA
CO
LO
RADO
FLORIDA
NEW YORK
INDIANATEXASIL
LIN
O
IS
M
IC
HIGAN UTAH
DELAWARE
LOUISIANA
OH
IO
PENNSYLVANIA
OR
EGON
NO
RTH CAROLINA
TENNESSEE
M
IN
NESOTA
NEW
JE
RSEY
WASHINGTO
N
ARIZONA
Count
Balance ($)
%
Industrial
3 39,601,859.98 2.99%
Lodging
14 216,740,127.84 16.37%
Mixed Use
2 25,824,484.56 1.95%
Mobile Home
4 49,040,879.69 3.70%
Multifamily
2 26,076,221.88 1.97%
Office
12 432,284,438.25 32.64%
Other
3 72,495,264.49 5.47%
Retail
29 449,563,202.59 33.95%
Self Storage
3 12,726,140.30 0.96%
Total
72
1,324,352,619.58
100.00%
Property Type
3.0
Industrial
16.4
Lodging
1.9
Mixed Use
3.7
Mobile Home
2.0
Multifamily
32.6
Office
5.5
Other
33.9
Retail
1.0
Self Storage
Industrial 3.0%
Lodging 16.4%
Mixed Use 1.9%
Mobile Home 3.7%
Multifamily 2.0%
Office 32.6%
Other 5.5%
Retail 33.9%
Self Storage 1.0%
Total: 100.0%

Revised: Aug 18, 2014
August 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
30 - 32
1 42,738,008.12 3.23%
33 - 35
6 118,193,498.52 8.92%
57 - 59
1 10,843,080.72 0.82%
81 - 83
1 9,296,245.01 0.70%
84 - 86
2 4,324,349.14 0.33%
90 - 92
10 159,438,217.93 12.04%
93 - 95
47 722,398,325.44 54.55%
96 - 98
1 9,983,353.44 0.75%
129 - 131
1 3,437,905.00 0.26%
153 - 155
1 179,699,636.26 13.57%
189 - 191
1 64,000,000.00 4.83%
Total
72
1,324,352,619.58
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 99
0
10
20
30
40
50
60
30 - 32 33 - 35 57 - 59 81 - 83 84 - 86 90 - 92 93 - 95 96 - 98 129 - 131 153 - 155 189 - 191

Revised: Aug 18, 2014
August 2014
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Count
Balance ($)
%
0.500 - 0.990
1 3,595,456.05 0.27%
1.000 - 1.490
13 200,123,107.87 15.11%
1.500 - 1.990
39 710,937,335.75 53.68%
2.000 - 2.490
12 257,068,911.33 19.41%
2.500 - 2.990
4 32,198,920.46 2.43%
3.000 - 3.490
1 9,585,807.40 0.72%
4.000 - 4.490
2 110,843,080.72 8.37%
Total
72
1,324,352,619.58
100.00%
DSCR
Total Weighted Average DSCR: 2.08
* Used the Most Recent DSCR (NOI) provided
0
10
20
30
40
50
60
0.500
- 0.990
1.000
- 1.490
1.500
- 1.990
2.000
- 2.490
2.500
- 2.990
3.000
- 3.490
4.000
- 4.490
58.46%
Amortizing Balloon
29.16%
IO / Amortizing / Balloon
12.38%
IO /
Balloon
Amortizing Balloon 58.46%
IO / Amortizing / Balloon 29.16%
IO / Balloon 12.38%
Total: 100.00%
Count
Balance ($)
%
Amortizing Balloon
57 774,182,112.02 58.46%
IO / Amortizing / Balloon
13 386,170,507.56 29.16%
IO / Balloon
2 164,000,000.00 12.38%
Total
72
1,324,352,619.58
100.00%
Amortization Type

Revised: Aug 18, 2014
August 2014
RATING INFORMATION
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5,
Commercial Mortgage Pass-Through Certificates, Series 2012-C5
Class
CUSIP
Class
CUSIP
Class
CUSIP
Class
CUSIP
NR-Designates that the class was not rated by the rating agency
(1) Current ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to US Bank within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be provided by the rating agency in an electronic format and therefore not being updated on this report, US
Bank recommends that investors obtain current rating information directly from the rating agency.
Asset Status Legend
N
- Notched / Implied Rating
E
- Credit Estimate
CW-
- Credit Watch with negative implications
CW+
- Credit Watch with positive implications
S
- Shadow Rated
DEF
- In Default

Revised: Aug 18, 2014

Document Outline

  Table of Contents
    Statement to Certificateholders
    Historical Delinquency & Liquidation Summary
    REO Status Report
    Historical Liquidation Loss Loan Detail
    Interest Shortfall Reconciliation
    Defeased Loan Detail
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Ratings